Finance income and expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finance income
Interest	$ 3.5	$ 3.1
Finance income	3.5	3.1
Finance expenses
Interest	7.4	1.5
Standby charges	2.1	2.1
Amortization of debt issue costs	0.9	1.0
Accretion of lease liabilities	0.2
Finance expenses	$ 10.6	$ 4.6